CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net profit	€ 537,396	€ 399,718	€ 290,054
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans	(730)	(1,448)	898
Related tax impact	203	(18)	(308)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(527)	(1,466)	590
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains on cash flow hedging instruments	34,971	51,086	8,234
Exchange differences on translating foreign operations	(15,346)	4,118	13,344
Related tax impact	(9,757)	(16,943)	(2,600)
Total items that may be reclassified to the consolidated income statement in subsequent periods	9,868	38,261	18,978
Total other comprehensive income, net of tax	9,341	36,795	19,568
Total comprehensive income	546,737	436,513	309,622
Comprehensive income attributable to [abstract]
Owners of the parent	545,071	435,691	306,699
Non-controlling interests	€ 1,666	€ 822	€ 2,923